SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	1 Months Ended	9 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 14, 2022	Dec. 31, 2021
Accumulated Capitalized Interest Costs	$ 1,363,538				$ 141,048
Interest Costs Capitalized		$ 1,819,016			$ 141,048
Successor [Member]
Accumulated Capitalized Interest Costs	74,210
Interest Costs Capitalized	$ 74,210
Predecessor [Member]
Accumulated Capitalized Interest Costs				$ 1,289,328
Interest Costs Capitalized				$ 1,289,328